UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period: 4/30/11

Item 1.  Reports to Stockholders.

 Chadwick & D’Amato Fund

Ticker Symbol: CDFFX

Annual Report

April 30, 2011

Investor Information: 1-877-610-1671

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Chadwick & D’Amato Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder:

During the twelve month period ending April 30, 2011, global economies generally benefited from strong world trade and positive manufacturing activity levels.  Most global equity markets recovered from the lows of March 2009 and delivered solid gains for the reporting period.  However, near period end rising global inflation, the spread of geopolitical instability in North Africa and the Middle East and soaring oil prices resulted in highly volatile global markets.

The Fund has returned 29.56% versus 28.72% for the S&P 500 since the June 25, 2010 inception date.  Nearly every equity position added to performance, with short positions in gold, silver, and the yen as primary detractors.

The following is a brief summary of our outlook as we move forward in 2011:

•

Employment is the most important variable to recovery.  Currently there is a “you first” mentality in the markets -- businesses are waiting for consumers to spend before hiring and consumers are waiting for businesses to hire before spending.  Productivity measures are getting stretched to the limit, which should result in employers adding to staff.  It is our hope that the economy will resume adding 200,000-300,000 jobs per month as we progress throughout the year.

•

The Federal Reserve seems somewhat baffled that their policy decisions have had limited success up to this point.  With a large amount of cash on corporate balance sheets and a 0% Fed funds rate the odds of further expansion of the money supply seem low.  The catalyst to corporate spending is a prolonged increase in consumer demand or a spike in unemployment to 10% which causes the Federal Reserve to buy more bonds.  Let’s hope any increase in capacity is met domestically and jobs are not sent overseas.

•

Regardless of the recent OPEC decision, we feel oil and gas prices will moderate this year.  A one cent reduction in the price of gas creates $1 billion of resources that consumers can spend elsewhere.  A fifty cent decrease would be a nice boost to second half Gross Domestic Product (GDP).

•

The auto industry is quickly recovering from the disaster in Japan and is expected to have a strong second half of the year.  The average age of an American vehicle is 10 years -- reliable production and strengthening sales forecasts should help add 1% or more to GDP in the 3rd quarter.

•

Congress must have a deficit reduction and debt ceiling deal completed in the near future.  This will likely provide a short-term positive effect on investment markets.  The structural weakness of our budget and long-term unfunded liabilities will remain.  Let’s hope the Executive and Legislative branches decide to address our difficult budget issues during the 2013-2016 term.

Although conditions remain challenging, our experience gives us reason to be optimistic about the potential for continued market stabilization and economic recovery.  We have navigated through past periods of market volatility by remaining committed to our long-term perspective and disciplined investment approach.

The Chadwick & D’Amato Fund is unlike most mutual funds in that its shareholders consist solely of clients of Chadwick & D’Amato, LLC.  The Fund’s holdings are carefully allocated to represent a complete investment program based on market conditions and global economic environments.  The Fund was developed to create greater workflow efficiency, gain access to institutional share classes, reduce total expenses and better navigate through turbulent business cycles.

Historically, patient investors have achieved better results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program.  These are the hallmarks of the Chadwick & D’Amato investment philosophy.

We thank you for investing with us, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

Thomas M. Chadwick, CFP®

Anthony J. D’Amato, CFP®

Principal

Principal

1060-NLD-5/26/2011

Chadwick & D’Amato Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

April 30, 2011

Non-Annualized Total Returns as of April 30, 2011

Since Inception*
Chadwick & D’Amato Fund	29.56%
The Global Dow	27.14%

_______________

* Commencement of operations is June 25, 2010.

The Global Dow is an equally weighted index which measures the stock performance of 150 of the world’s leading companies.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.24%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-877-610-1671.

Portfolio Composition as of April 30, 2011 (Unaudited)

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011
Shares		Market Value
	EXCHANGE TRADED FUNDS - 54.58%
	COMMODITY FUNDS - 4.21%
24,000	ProShares UltraShort DJ-UBS Commodity *	$ 970,560
73,455	ProShares UltraShort Gold *	1,650,534
141,500	ProShares UltraShort Silver *	1,930,060
		4,551,154
	CURRENCY FUNDS - 5.11%
14,700	CurrencyShares Swiss Franc Trust *	1,683,885
20,000	ProShares Ultra Euro *	632,000
65,000	ProShares UltraShort Yen *	1,003,600
93,150	WisdomTree Dreyfus Emerging Currency Fund	2,199,271
		5,518,756
	EMERGING MARKETS FUNDS - 3.03%
38,800	Direxion Daily Developed Markets Bull 3X	3,269,288

	FINANCIAL SERVICES FUNDS - 0.97%
7,020	ProShares Ultra Financials	496,103
10,950	ProShares Ultra KBW Regional Banking	550,457
		1,046,560
	INTERNATIONAL EQUITY FUNDS - 2.50%
81,900	SPDR S&P International Small Cap ETF	2,706,795

	LARGE CAP GROWTH FUNDS - 9.07%
52,750	ProShares UltraPro QQQ *	4,874,628
56,800	ProShares UltraPro S&P 500	4,922,856
		9,797,484
	MID CAP GROWTH FUNDS - 7.54%
50,350	ProShares UltraPro Mid Cap 400	5,438,706
80,200	SPDR S&P International Mid Cap ETF	2,713,968
		8,152,674
	SMALL CAP GROWTH FUNDS - 7.56%
146,850	ProShares Ultra Small Cap 600	8,175,140

	SPECIALTY FUNDS - 14.59%
8,800	Direxion Daily Semiconductors Bull 3X	541,200
134,500	First Trust Global Wind Energy ETF	1,632,830
96,400	First Trust NASDAQ Clean Edge Green Energy Index Fund *	1,636,872
46,800	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	1,637,064
95,600	Global X Lithium ETF	2,142,874
72,850	Guggenheim S&P Global Water Index ETF	1,625,283
188,700	Guggenheim Solar ETF	1,660,560
69,655	Guggenheim Timber ETF	1,626,444
19,890	Market Vectors Environmental Services ETF	1,104,492
17,000	ProShares Ultra Real Estate	1,068,450
26,200	SPDR Dow Jones International Real Estate ETF	1,086,514
		15,762,583

	TOTAL EXCHANGE TRADED FUNDS	58,980,434
	( Cost - $46,171,023)

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011
Shares		Market Value
	MUTUAL FUNDS - 19.70%
	COMMODITY FUNDS - 3.63%
55,207	Rydex/SGI Managed Futures Strategy Fund - Class I *	$ 1,480,665
82,718	Rydex/SGI Series - Long/Short Commodities Strategy Fund - Class I	2,436,875
		3,917,540
	CONVERTIBLE BOND FUNDS - 7.51%
669,380	Miller Convertible Fund - Class I	8,119,584

	GLOBAL DEBT FUNDS - 7.72%
594,473	Templeton Global Bond Fund Adv	8,340,459

	INDEX FUNDS - 0.84%
74,039	Rydex/SGI Strengthening Dollar 2x Strategy Fund - H Class *	913,644

	TOTAL MUTUAL FUNDS	21,291,227
	( Cost - $20,079,923)

	SHORT-TERM INVESTMENTS - 25.32%
	MONEY MARKET FUNDS - 25.32%
27,360,370	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.19% **	27,360,370
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $27,360,370)

	TOTAL INVESTMENTS - 99.60%
	( Cost - $93,611,316) (a)	107,632,031
	OTHER ASSETS LESS LIABILITIES - 0.40%	435,502
	NET ASSETS - 100.00%	$ 108,067,533
_________
* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on April 30, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $92,014,691 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 18,949,443
	Unrealized Depreciation:	(3,332,103)
	Net Unrealized Appreciation:	$ 15,617,340

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011

Assets:
Investments in Securities at Market Value (identified cost $93,611,316)	$107,632,031
Dividends and Interest Receivable	3,852
Receivable for Securities Sold	565,802
Receivable for Fund Shares Sold	360
Prepaid Expenses and Other Assets	8,893
Total Assets	108,210,938

Liabilities:
Accrued Advisory Fees	86,888
Accrued Distribution Fees	17,378
Payable to Other Affiliates	14,351
Accrued Expenses and Other Liabilities	24,788
Total Liabilities	143,405

Net Assets (Unlimited shares of no par value interest authorized;
8,576,731 shares outstanding)	$108,067,533

Net Asset Value, Offering and Redemption Price Per Share
($108,067,533 / 8,576,731 shares of beneficial interest outstanding)	$ 12.60

Composition of Net Assets:
At April 30, 2011, Net Assets consisted of:
Paid-in-Capital	$ 87,152,043
Accumulated Net Realized Gain From Security and Foreign
Currency Transactions	6,894,775
Net Unrealized Appreciation on Investments	14,020,715
Net Assets	$108,067,533

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF OPERATIONS
For the Period Ending April 30, 2011*

Investment Income:
Dividend Income	$ 1,541,923
Interest Income	51,058
Total Investment Income	1,592,981

Expenses:
Investment Advisory Fees	776,879
Distribution Fees	155,376
Administration Fees	85,074
Fund Accounting Fees	33,935
Transfer Agent Fees	19,835
Chief Compliance Officer Fees	15,855
Audit Fees	15,500
Legal Fees	14,939
Registration & Filing Fees	12,365
Custody Fees	10,562
Printing Expense	8,955
Trustees' Fees	3,087
Miscellaneous Expenses	2,104
Insurance Expense	1,610
Total Expenses	1,156,076
Net Investment Income	436,905

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
Net Realized Gain (Loss) on:
Security Transactions	9,136,249
Distributions of Realized Gains from Underlying Investment Companies	90,299
Foreign Currency Transactions	(81,127)
9,145,421
Net Change in Unrealized Appreciation on Investments	14,020,715
Net Realized and Unrealized Gain on Investments and
Foreign Currency Transactions	23,166,136

Net Increase in Net Assets Resulting From Operations	$ 23,603,041

_______
*The Fund commenced operations on June 25, 2010

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
STATEMENT OF CHANGES IN NET ASSETS

Period
ended
April 30, 2011*
Operations:
Net Investment Income	$ 436,905
Net Realized Gain on Investments and Foreign Currency Transactions	9,055,122
Distributions of Realized Gains from Underlying Investment Companies	90,299
Net Change in Unrealized Appreciation on Investments	14,020,715

Net Increase in Net Assets Resulting From Operations	23,603,041

Distributions to Shareholders From:
Net Investment Income ($0.11 per share)	(862,154)
Net Realized Gains ($0.23 per share)	(1,850,397)
Total Distributions to Shareholders	(2,712,551)

Beneficial Interest Transactions:
Proceeds from Shares Issued (8,547,485 shares)	86,837,296
Distributions Reinvested (231,052 shares)	2,712,551
Cost of Shares Redeemed (201,806 shares)	(2,372,804)
Total Beneficial Interest Transactions	87,177,043

Increase in Net Assets	108,067,533

Net Assets:
Beginning of Period	-
End of Period	$ 108,067,533

______
*The Fund commenced operations on June 25, 2010.

The accompanying notes are an integral part of these financial statements.

Chadwick & D'Amato Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Period
	Ended
	April 30, 2011*

Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment income (a)	0.06
Net gain from securities
(both realized and unrealized)	2.88
Total from operations	2.94

Distributions to shareholders from:
Net investment income	(0.11)
Net realized gains	(0.23)
Total distributions	(0.34)

Net Asset Value, End of Period	$ 12.60

Total Return (b)	29.56%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 108,068
Ratio of expenses to average net assets (d)	1.48%	(c)
Ratio of net investment income to average net assets (d) (e)	0.56%	(c)
Portfolio turnover rate	85%	(f)

__________
*The Fund commenced operations on June 25, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Does not include expenses of investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not Annualized

The accompanying notes are an integral part of these financial statements.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2011

1.

ORGANIZATION

The Chadwick & D’Amato Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation with a secondary objective of capital preservation. The Fund commenced operations on June 25, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2011

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$ 58,980,434	$ -	$ -	$ 58,980,434
Mutual Funds *	21,291,227	-	-	21,291,227
Short-Term Investments	27,360,370	-	-	27,360,370
Total	$ 107,632,031	$ -	$ -	$ 107,632,031

                                                            The Fund did not hold any Level 3 securities during the period.

                                                               There were no significant transfers between Level 1 and Level 2 during the current period presented.

                                                               * Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax return for the period ended April 30, 2011. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2011

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract  fluctuates  with  changes  in  currency  exchange rates.    The contract  is  marked-to-market  daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  During the period ended April 30, 2011, the Fund had a net realized loss of $81,127 resulting from forward currency contracts.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statement of Operations.  The amount of realized losses on foreign currency contracts during the period as disclosed in the Statement of Operations serves as an indicator of the volume of derivative activity for the Fund.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Chadwick & D’Amato, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Advisory Fees - Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended April 30, 2011, the Adviser earned advisory fees of $776,879.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2011

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

  9 basis points or 0.09% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,300 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended April 30, 2011, the Fund incurred $15,855 expenses for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended April 30, 2011, GemCom received $4,903 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended April 30, 2011, the Fund incurred distribution fees of $155,376 at an annual rate of 0.20% per year.  The reduction in the distribution fee annual rate was approved by the Board and may be increased to the maximum rate of 0.25% in the future.

Trustees – Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.    The “interested persons” who serve as Trustees

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2011

of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended April 30, 2011 amounted to $119,412,712 and $62,224,383, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

As of April 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions and foreign currency gains, and partnership adjustments, resulted in reclassification for the period ended April 30, 2011 as follows: a decrease in paid in capital of $25,000; a decrease in accumulated net investment loss of $425,249; and a decrease in accumulated net realized gain from security and foreign currency transactions of $400,249.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards  (“IFRS”).    ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Chadwick & D’Amato Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2011

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Chadwick & D’Amato Fund

and Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Chadwick & D’Amato Fund (the “Fund”), a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of April 30, 2011, and the related statements of operations and changes in net assets and the financial highlights for the period June 25, 2010 (commencement of operations) through April 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2011 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chadwick & D’Amato Fund as of April 30, 2011, and the results of its operations, the changes in its net assets and its financial highlights for the period June 25, 2010 through April 30, 2011 in conformity with accounting principles generally accepted in the United States of America.

                  BBD, LLP

Philadelphia, Pennsylvania

June 29, 2011

Chadwick & D’Amato Fund

TRUSTEES AND OFFICERS (Unaudited)

April 30, 2011

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan (66) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Anthony J. Hertl (60) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	86
Gary W. Lanzen (57) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Mark H. Taylor (47) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	86
Interested Trustees and Officers
Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.	86

Chadwick & D’Amato Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

April 30, 2011

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Richard Gleason (33)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC,  (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-610-1671.

Chadwick & D’Amato Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

April 30, 2011

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/10)	Ending Account Value (4/30/11)	Expenses Paid During the Period* (11/1/10 to 4/30/11)
Actual	$1,000.00	$1,136.46	$ 7.84
Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$ 7.40

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.48% multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Chadwick & D’Amato Fund

ADDITIONAL INFORMATION (Unaudited)

Approval of Investment Advisory Agreement

In connection with a regular meeting held on March 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Chadwick & D’Amato, LLC (“CBA” or the “Adviser”) and the Trust, on behalf of Chadwick & D’Amato Fund (“Chadwick” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because Chadwick has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that Chadwick’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Chadwick for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of Chadwick’s expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Investment Adviser

Chadwick & D’Amato, LLC

224 Main Street

New London, NH 03257

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street 6th Floor

San Francisco, California 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-610-1671 by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-610-1671.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $13,500

2010 – N/A

(b)

Audit-Related Fees

2011 – None

2010 – N/A

(c)

Tax Fees

2011 – $2,000

2010 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

2010 – N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

2010

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $2,000

2010 – N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/6/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/6/11

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

7/6/11